Note 13 - Acquired Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block [Abstract]
Amortization of Intangible Assets	$ 432,957	$ 224,430	$ 444,292
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	677,532
Finite-Lived Intangible Assets, Amortization Expense, Year Two	677,532
Finite-Lived Intangible Assets, Amortization Expense, Year Three	677,532
Finite-Lived Intangible Assets, Amortization Expense, Year Four	670,031
Finite-Lived Intangible Assets, Amortization Expense, Year Five	3,546,395
Impairment of Intangible Assets (Excluding Goodwill)			$ 4,078,084